Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000224285
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class A
Trading Symbol	JASVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	3.50%	10.00%	4.99%	5.68%
With Load	1.40%	7.79%	3.75%	4.76%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 391,348,214
Holdings Count | Holding	856
Advisory Fees Paid, Amount	$ 1,866,993
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

C000224286
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class C
Trading Symbol	JSVCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.60%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	3.11%	9.24%	4.22%	4.71%
With Load	2.11%	8.24%	4.22%	4.71%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 391,348,214
Holdings Count | Holding	856
Advisory Fees Paid, Amount	$ 1,866,993
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

C000224288
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class I
Trading Symbol	JSVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	3.53%	10.23%	5.24%	5.63%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 391,348,214
Holdings Count | Holding	856
Advisory Fees Paid, Amount	$ 1,866,993
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%

C000224287
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JASSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	1.01%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	3.93%	10.90%	5.71%	6.09%
Bloomberg U.S. Aggregate Bond Index	0.77%	5.46%	-0.90%	1.50%

Performance Inception Date	Aug. 21, 2018
AssetsNet	$ 391,348,214
Holdings Count | Holding	856
Advisory Fees Paid, Amount	$ 1,866,993
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$391,348,214
Number of Portfolio Holdings	856
Advisory Fee (net of waivers)	$1,866,993
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	81.2%
Corporate Bonds	17.7%
Non U.S. Government & Agencies	0.1%
U.S. Government & Agencies	1.0%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Other Industries	2.3%
Agency Fixed Rate	0.9%
Student Loans	1.2%
Auto Loan	1.4%
Agency CMBS	1.9%
Residential Mortgage	2.4%
Banking	2.6%
CDO	2.6%
Other ABS	3.1%
Home Equity	3.5%
Specialty Finance	4.1%
Institutional Financial Services	7.3%
CMO	24.0%
Non Agency CMBS	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Multifamily Trust, 2016-1, 6.439%, 04/25/46	1.8%
Benchmark Mortgage Trust, 2020-IG1, 2.909%, 09/15/43	1.5%
RBSSP Resecuritization Trust, 2009-12, 4.675%, 12/25/35	1.4%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
United Auto Credit Securitization Trust, 2022-2, 6.840%, 01/10/28	1.1%
Soloso CDO Ltd., 2007-1A, 4.806%, 10/7/37	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
RBSSP Resecuritization Trust, 2013-5, 5.031%, 07/26/33	1.1%
COMM Mortgage Trust, 2013-CR12, 4.300%, 10/10/46	0.9%
Morgan Stanley, , –%, 04/30/30	0.9%